Property and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Property And Equipment Details Narrative Abstract
Impairment on Bitcoin mining equipment		$ 1,105	[1]	$ 118	[1]
Depreciation (General and administration expenses)	465	465		457
Depreciation (Technology and development costs)	$ 865	$ 2,436		$ 525

[1]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.